UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     JLF Asset Management, LLC

Address:  153 E. 53rd Street, 51st Floor
          New York, NY 10022


13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey Feinberg
Title:  Managing Member
Phone:  (212) 521-1306


Signature, Place and Date of Signing:


      /s/ Jeffrey Feinberg          New York, New York              8/5/02
----------------------------        ---------------------           ------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  99

Form 13F Information Table Value Total: $626,123
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                           FORM 13F INFORMATION TABLE
                            JLF ASSET MANAGEMENT LLC
                                    FORM 13F
                                  June 30, 2002

COLUMN 1                      COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------

                              TITLE                  VALUE       SHRS OR    SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS  CUSIP       (X$1000)     PRN AMT    PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------

Ace Ltd.                      Common    G0070K103      237,000       7,500  Sh        Sole        None         7,500   0     0
Advance Auto Parts Inc.       Common    00751Y106    2,785,461      51,100  Sh        Sole        None        51,100   0     0
Aflac Inc.                    Common    001055102      380,800      11,900  Sh        Sole        None        11,900   0     0
Amazon.com Inc.               Common    023135106    1,218,750      75,000  Sh        Sole        None        75,000   0     0
American Greetings Corp       Common    026375105    9,357,922     561,700  Sh        Sole        None       561,700   0     0
American International Group
  Inc.                        Common    026874107      300,212       4,400  Sh        Sole        None         4,400   0     0
Ann Taylor Stores Corp.       Common    036115103    6,855,300     270,000  Sh        Sole        None       270,000   0     0
Bank of America Corp.         Common    060505104   16,801,968     238,800  Sh        Sole        None       238,800   0     0
Bebe Stores Inc.              Common    075571109      328,698      16,200  Sh        Sole        None        16,200   0     0
Bed Bath & Beyond Inc.        Common    075896100   10,155,834     269,100  Sh        Sole        None       269,100   0     0
Berkshire Hathaway Class B    Common    084670207      227,868         102  Sh        Sole        None           102   0     0
Big Lots Inc                  Common    089302103    1,476,000      75,000  Sh        Sole        None        75,000   0     0
CBRL Group Inc.               Common    12489V106      486,880      16,000  Sh        Sole        None        16,000   0     0
Capital One Financial Corp.   Common    14040H105    9,590,955     157,100  Sh        Sole        None       157,100   0     0
Carnival Corp.                Common    143658102    3,239,730     117,000  Sh        Sole        None       117,000   0     0
Charles River Laboratories
  International               Common    159864107    4,623,095     131,900  Sh        Sole        None       131,900   0     0
Charming Shoppes Inc.         Common    161133103   16,819,488   1,946,700  Sh        Sole        None     1,946,700   0     0
Chicos Fas Inc                Common    168615102   10,787,040     297,000  Sh        Sole        None       297,000   0     0
Church & Dwight Co. Inc.      Common    171340102    1,391,052      44,400  Sh        Sole        None        44,400   0     0
Citigroup Inc.                Common    172967101      120,125       3,100  Sh        Sole        None         3,100   0     0
Coach Inc.                    Common    189754104    7,115,040     129,600  Sh        Sole        None       129,600   0     0
Coca Cola Enterprises Inc.    Common    191219104      772,800      35,000  Sh        Sole        None        35,000   0     0
Commerce Bancorp Inc. NJ      Common    200519106      362,440       8,200  Sh        Sole        None         8,200   0     0
Compass Banchshares Inc.      Common    20449H109    7,284,480     216,800  Sh        Sole        None       216,800   0     0
ConAgra Inc                   Common    205887102   35,115,500   1,270,000  Sh        Sole        None     1,270,000   0     0
Cost Plus Inc.                Common    221485105    4,002,313     131,400  Sh        Sole        None       131,400   0     0
Countrywide Credit Industries Common    222372104      381,175       7,900  Sh        Sole        None         7,900   0     0
Dara Automotive Systems       Common    265903104    5,882,625     283,500  Sh        Sole        None       283,500   0     0
Designs Inc. Convertible
  Preferred Stock             Common    25057L102    9,556,474   1,411,800  Sh        Sole        None     1,411,800   0     0
Dial Corp.                    Common    25247D101    1,803,802      90,100  Sh        Sole        None        90,100   0     0
Dillards Inc.                 Common    254067101    7,492,650     285,000  Sh        Sole        None       285,000   0     0
Dollar General Corp.          Common    256669102   24,714,261   1,298,700  Sh        Sole        None     1,298,700   0     0
Doral Financial Corp          Common    25811P100      567,630      17,000  Sh        Sole        None        17,000   0     0
EchoStar Communications Corp. Common    278762109    5,568,000     300,000  Sh        Sole        None       300,000   0     0
Estee Lauder Companies Inc.   Common    518439104    1,443,200      41,000  Sh        Sole        None        41,000   0     0
Federated Department Stores
  Inc.                        Common    31410H101   10,917,500     275,000  Sh        Sole        None       275,000   0     0
Fifth Third Bancorp           Common    316773100      259,935       3,900  Sh        Sole        None         3,900   0     0
Fossil Inc.                   Common    349882100    6,520,542     317,147  Sh        Sole        None       317,147   0     0
General Electric Co.          Common    369604103      241,115       8,300  Sh        Sole        None         8,300   0     0
Guitar Center Inc.            Common    402040109   16,769,200     904,000  Sh        Sole        None       904,000   0     0
Gymboree Corp.                Common    403777105    1,739,772     108,600  Sh        Sole        None       108,600   0     0
Harrahs Entertainment Inc.    Common    413619107    2,448,120      55,200  Sh        Sole        None        55,200   0     0
Hollywood Entertainment Corp  Common    436141105    1,344,200      65,000  Sh        Sole        None        65,000   0     0
Hughes Supply Corp.           Common    444482103    7,579,120     168,800  Sh        Sole        None       168,800   0     0
International Multifoods Inc  Common    460043102    1,513,200      58,200  Sh        Sole        None        58,200   0     0
Interstate Bakeries Corp      Common    46072H108   23,996,392     830,900  Sh        Sole        None       830,900   0     0
Jones Apparel Group Inc.      Common    480074103   19,875,000     530,000  Sh        Sole        None       530,000   0     0
K Swiss Inc.                  Common    482686102    8,142,756     313,424  Sh        Sole        None       313,424   0     0
Kaufman and Broad Home Corp   Common    48666K109   24,848,424     482,400  Sh        Sole        None       482,400   0     0
Kenneth Cole Productions Inc. Common    193294105   11,240,775     396,500  Sh        Sole        None       396,500   0     0
Keycorp                       Common    493267108      136,500       5,000  Sh        Sole        None         5,000   0     0
Kohls Corp.                   Common    500255104    5,382,144      76,800  Sh        Sole        None        76,800   0     0
Kookmin Bank                  Common    50049M109    2,383,775      48,500  Sh        Sole        None        48,500   0     0
Lamar Advertising Co.         Common    512815101    1,730,265      46,500  Sh        Sole        None        46,500   0     0
Limited Inc.                  Common    532716107   17,040,000     800,000  Sh        Sole        None       800,000   0     0
Liz Claiborne Inc.            Common    539320101    5,565,000     175,000  Sh        Sole        None       175,000   0     0
Lone Star Steakhouse &
  Saloon Inc.                 Common    542307103      943,600      40,000  Sh        Sole        None        40,000   0     0
MDC Holdings Inc.             Common    552676108   16,874,000     324,500  Sh        Sole        None       324,500   0     0
MEMC Electronic Materials
  Inc.                        Common    552715104      980,000     200,000  Sh        Sole        None       200,000   0     0
Magna Entertainment Corp.     Common    559211107      244,650      35,000  Sh        Sole        None        35,000   0     0
Marshall and IIsley Corp      Common    571834100      253,626       8,200  Sh        Sole        None         8,200   0     0
Maverick Tube Corp            Common    577914104    1,035,000      69,000  Sh        Sole        None        69,000   0     0
Mellon Bank Corp.             Common    58551A108    5,500,250     175,000  Sh        Sole        None       175,000   0     0
Mens Warehouse Inc            Common    587118100    1,275,000      50,000  Sh        Sole        None        50,000   0     0
Merrill Lynch & Co. Inc.      Common    590188108    7,087,500     175,000  Sh        Sole        None       175,000   0     0
Nasdaq 100 Shares             Common    631100104    1,305,000      50,000  Sh        Sole        None        50,000   0     0
National City Corp.           Common    635405103      256,025       7,700  Sh        Sole        None         7,700   0     0
Nautica Enterprises Inc.      Common    639089101      389,700      30,000  Sh        Sole        None        30,000   0     0
Neuberger Berman              Common    641234109      915,000      25,000  Sh        Sole        None        25,000   0     0
New York Community Bancorp
  Inc                         Common    649445103   10,289,870     379,700  Sh        Sole        None       379,700   0     0
Nordstrom Inc.                Common    655664100    4,756,500     210,000  Sh        Sole        None       210,000   0     0
Officemax Inc.                Common    67622M108    1,236,900     210,000  Sh        Sole        None       210,000   0     0
Pacific Sunwear of California Common    694873100   27,676,429   1,248,373  Sh        Sole        None     1,248,373   0     0
PetSmart Inc.                 Common    716768106    3,769,400     235,000  Sh        Sole        None       235,000   0     0
Pillowtex Corp                Common    721506103    1,326,000     170,000  Sh        Sole        None       170,000   0     0
Polo Ralph Lauren             Common    731572103    4,363,520     194,800  Sh        Sole        None       194,800   0     0
Principal Financial Group Inc Common    74251V102   16,442,400     530,400  Sh        Sole        None       530,400   0     0
Prudential Financial Inc      Common    744320102    8,340,000     250,000  Sh        Sole        None       250,000   0     0
Quiksilver Inc.               Common    74838C106   11,095,520     447,400  Sh        Sole        None       447,400   0     0
Rare Hospitality
  International Inc.          Common    753820109   10,097,692     375,100  Sh        Sole        None       375,100   0     0
Saks Inc.                     Common    79377W108      898,800      70,000  Sh        Sole        None        70,000   0     0
Sketchers USA Inc.            Common    830566105    9,216,665     426,500  Sh        Sole        None       426,500   0     0
Sovereign Bancorp             Common    845905108   14,927,575     998,500  Sh        Sole        None       998,500   0     0
Stage Stores Inc              Common    85254C305   20,381,958     586,700  Sh        Sole        None       586,700   0     0
Stanley Furniture Company     Common    854305208    1,792,250      67,000  Sh        Sole        None        67,000   0     0
Stillwell Financial Inc.      Common    860831106      112,840       6,200  Sh        Sole        None         6,200   0     0
TJX Companies Inc.            Common    872540109    3,431,750     175,000  Sh        Sole        None       175,000   0     0
Target Corporation            Common    87612E106   19,373,850     508,500  Sh        Sole        None       508,500   0     0
Tenet Healthcare Corp         Common    88033G100    5,402,025      75,500  Sh        Sole        None        75,500   0     0
Tommy Hilfiger Corp.          Common    G8915Z102      859,200      60,000  Sh        Sole        None        60,000   0     0
Traveler's Property Casualty
  Corp                        Common    89420G109      398,250      22,500  Sh        Sole        None        22,500   0     0
US Bancorp                    Common    902973304      252,180      10,800  Sh        Sole        None        10,800   0     0
UST Inc.                      Common    902911106      918,000      27,000  Sh        Sole        None        27,000   0     0
Wachovia Corp.                Common    929903102      251,988       6,600  Sh        Sole        None         6,600   0     0
Weight Watchers International Common    948626106   14,044,152     323,300  Sh        Sole        None       323,300   0     0
Westpoint Stevens Inc         Common    961238102   10,118,889   2,614,700  Sh        Sole        None     2,614,700   0     0
Willis Group Holdings Ltd     Common    G96655108      141,513       4,300  Sh        Sole        None         4,300   0     0
Winn Dixie Stores Inc.        Common    974280109    6,522,856     418,400  Sh        Sole        None       418,400   0     0
Xerox Corp                    Common    984121103    1,704,165     244,500  Sh        Sole        None       244,500   0     0
                                        Total:         626,123
                                                 (thousands)






02717.0005 #341621